Share-Based Compensation (RSU Activity) (Details) - RSUs - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Estimated Forfeiture Rate Non Officers	5.27%
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 1 month 28 days
RSUs (Number of Shares):
Nonvested at beginning of period	1,558
Vested	(576)	(634)	(806)
Forfeited and expired	(102)
Granted	821
Nonvested at end of period	1,701	1,558
Vested and expected to vest at end of period	1,572
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 25
Weighted Average Grant Date Fair Value (in dollars per share):
Nonvested at beginning of period	$ 24.14
Vested	22.33
Forfeited and expired	23.72
Granted	20.92
Nonvested at end of period	23.22	$ 24.14
Vested and expected to vest at end of period	$ 23.25
Nonvested at end of period, weighted average remaining vesting term	1 year 11 months 19 days
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Related To Current Current Year Grants Per Year	$ 16
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Related To Current Current Year Grants Per Year, Weighted Average Period of Amortization	3 years